Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	August 2021
Payment Date	9/15/2021
Transaction Month	7
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,415,499,059.21	43,920	59.5

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$204,970,000.00	0.11941%	March 15, 2022
Class A-2 Notes	$455,060,000.00	0.17%	October 15, 2023
Class A-3 Notes	$455,060,000.00	0.30%	August 15, 2025
Class A-4 Notes	$135,000,000.00	0.49%	September 15, 2026
Class B Notes	$39,470,000.00	0.70%	October 15, 2026
Class C Notes	$26,320,000.00	0.83%	August 15, 2028

Total	$1,315,880,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,447,534.43

Principal:
Principal Collections	$24,445,666.81
Prepayments in Full	$14,350,759.95
Liquidation Proceeds	$130,315.23
Recoveries	$263.99
Sub Total	$38,927,005.98
Collections	$41,374,540.41

Purchase Amounts:
Purchase Amounts Related to Principal	$49,239.49
Purchase Amounts Related to Interest	$397.44
Sub Total	$49,636.93

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$41,424,177.34

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	August 2021
Payment Date	9/15/2021
Transaction Month	7
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$41,424,177.34
Servicing Fee	$967,020.70	$967,020.70	$0.00	$0.00	$40,457,156.64
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$40,457,156.64
Interest - Class A-2 Notes	$56,239.67	$56,239.67	$0.00	$0.00	$40,400,916.97
Interest - Class A-3 Notes	$113,765.00	$113,765.00	$0.00	$0.00	$40,287,151.97
Interest - Class A-4 Notes	$55,125.00	$55,125.00	$0.00	$0.00	$40,232,026.97
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,232,026.97
Interest - Class B Notes	$23,024.17	$23,024.17	$0.00	$0.00	$40,209,002.80
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,209,002.80
Interest - Class C Notes	$18,204.67	$18,204.67	$0.00	$0.00	$40,190,798.13
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$40,190,798.13
Regular Principal Payment	$49,816,093.77	$40,190,798.13	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00

Total		$41,424,177.34

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$40,190,798.13
Total					$40,190,798.13
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$40,190,798.13	$88.32	$56,239.67	$0.12	$40,247,037.80	$88.44
Class A-3 Notes	$0.00	$0.00	$113,765.00	$0.25	$113,765.00	$0.25
Class A-4 Notes	$0.00	$0.00	$55,125.00	$0.41	$55,125.00	$0.41
Class B Notes	$0.00	$0.00	$23,024.17	$0.58	$23,024.17	$0.58
Class C Notes	$0.00	$0.00	$18,204.67	$0.69	$18,204.67	$0.69
Total	$40,190,798.13	$30.54	$266,358.51	$0.20	$40,457,156.64	$30.74

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	August 2021
Payment Date	9/15/2021
Transaction Month	7

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$396,985,892.74	0.8723814	$356,795,094.61	0.7840617
Class A-3 Notes	$455,060,000.00	1.0000000	$455,060,000.00	1.0000000
Class A-4 Notes	$135,000,000.00	1.0000000	$135,000,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$1,052,835,892.74	0.8001002	$1,012,645,094.61	0.7695573

Pool Information
Weighted Average APR	2.465%	2.449%
Weighted Average Remaining Term	54.56	53.73
Number of Receivables Outstanding	38,472	37,482
Pool Balance	$1,160,424,840.67	$1,121,399,182.09
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,079,049,062.73	$1,042,868,733.13
Pool Factor	0.8197991	0.7922288

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,706.63
Yield Supplement Overcollateralization Amount	$78,530,448.96
Targeted Overcollateralization Amount	$118,379,383.12
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$108,754,087.48

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,706.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,706.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,706.63

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	August 2021
Payment Date	9/15/2021
Transaction Month	7
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		53	$49,677.10
(Recoveries)		2	$263.99
Net Loss for Current Collection Period			$49,413.11
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0511%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0292%
Second Prior Collection Period			0.0518%
Prior Collection Period			0.0599%
Current Collection Period			0.0520%
Four Month Average (Current and Prior Three Collection Periods)			0.0482%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		382	$241,937.24
(Cumulative Recoveries)			$830.96
Cumulative Net Loss for All Collection Periods			$241,106.28
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0170%

Average Realized Loss for Receivables that have experienced a Realized Loss			$633.34
Average Net Loss for Receivables that have experienced a Realized Loss			$631.17

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.44%	153	$4,962,432.81
61-90 Days Delinquent	0.06%	21	$704,865.89
91-120 Days Delinquent	0.01%	3	$105,855.32
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.51%	177	$5,773,154.02

Repossession Inventory:
Repossessed in the Current Collection Period		10	$325,339.77
Total Repossessed Inventory		17	$560,957.01

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0330%
Prior Collection Period			0.0338%
Current Collection Period			0.0640%
Three Month Average			0.0436%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.30%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0723%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	August 2021
Payment Date	9/15/2021
Transaction Month	7

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	114	$4,010,674.73
2 Months Extended	133	$5,046,335.23
3+ Months Extended	12	$466,246.14

Total Receivables Extended	259	$9,523,256.10

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer